Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel
November 3, 2022
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE:    Principal Exchange-Traded Funds (the "Trust"), File Nos. 333-201935, 811-23029
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Trust certifies the form of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Trust’s most recent Post-Effective Amendment to its Registration Statement on Form N-1A. That Post-Effective Amendment (No. 109) was filed electronically with the Securities and Exchange Commission on October 27, 2022 and became effective on November 1, 2022 (Accession No. 0001572661-22-000238).
If you have any questions regarding this filing, please call me at 515-247-5419.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant